Performance Management	Oct. 28, 2026
Azzad Ethical Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Ethical Fund by showing changes in the Ethical Fund’s performance from year to year and by showing how the Ethical Fund’s average annual returns for each of the last 10 calendar years compare with those of a broad measure of market performance and a supplemental index. To obtain updated performance information, please call 888-350-3369. The Ethical Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Ethical Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Ethical Fund by showing changes in the Ethical Fund’s performance from year to year and by showing how the Ethical Fund’s average annual returns for each of the last 10 calendar years compare with those of a broad measure of market performance and a supplemental index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period 01-01-2026 through 09-30-2026, the total return for the Ethical Fund was 7.67%.

Best Quarter: 6-30-2020 28.57%

Worst Quarter: 6-30-2022 -20.38%

The Ethical Fund’s inception date was December 22, 2000

Year to Date Return, Label [Optional Text]	the total return for the Ethical Fund
Bar Chart, Year to Date Return	7.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	28.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.38%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if your Shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.
Performance [Table]
Average Annual Total Returns For Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Before taxes After taxes on distributions After taxes on distributions and sale of Shares	1.43% 1.43% 0.85%	1.74% 0.79% 1.34%	8.49% 7.14% 6.67%
Russell 3000 Index (reflects no deductions for fees and expenses)	17.15%	13.14%	14.27%
Russell MidCap Growth Index (reflects no deductions for fees and expenses)	8.66%	6.64%	12.48%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees and expenses)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if your Shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Performance Availability Phone [Text]	888-350-3369
Azzad Wise Capital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Wise Fund by showing changes in the Wise Fund’s performance from year to year and by showing how the Wise Fund’s average annual returns for each of the last 10 calendar years compare with those of a broad measure of market performance and a supplemental index. To obtain updated performance information, please call 888-350-3369. The Wise Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Wise Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Wise Fund by showing changes in the Wise Fund’s performance from year to year and by showing how the Wise Fund’s average annual returns for each of the last 10 calendar years compare with those of a broad measure of market performance and a supplemental index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period from 1-1-2026 through 09-30-2026, the total return for the Wise Fund was (0.12)%.

Best Quarter: ended 6-30-2020 4.10%

Worst Quarter: ended 3-31-2020 -3.53%

The Wise Fund’s inception date was April 6, 2010

Year to Date Return, Label [Optional Text]	the total return for the Wise Fund
Bar Chart, Year to Date Return	(0.12%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if your Shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.
Performance [Table]
Average Annual Total Returns For Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Before taxes After taxes on distributions After taxes on distributions and sale of Shares	5.28% 3.76% 3.11%	2.51% 1.46% 1.47%	2.54% 1.72% 1.61%
Bloomberg US Aggregate Index (reflects no deductions for fees and expenses)	7.30%	-0.36%	2.01%
ICE BofAML US Corp & Govt 1-3 Year Index (reflects no deductions for fees and expenses)	5.31%	1.97%	2.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees and expenses)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if your Shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Performance Availability Phone [Text]	888-350-3369